Discontinued operations - Summary of major classes of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Total assets	$ 3,681	$ 15,653	$ 21,487
Liabilities
Total current liabilities	7,073	8,905
Total liabilities	7,073	8,905	$ 9,173
Disposed of by sale
Assets
Inventories, net	0	3,717
Prepaid expenses and other current assets	278	62
Total current assets	278	3,779
Deferred tax asset	3,020	7,363
Property, plant and equipment, net	0	3,822
Right-of-use assets, operating lease, net	0	689
Total non-current assets	3,020	11,874
Total assets	3,298	15,653
Liabilities
Accrued expenses	7,060	8,318
Lease liabilities, operating - current	13	140
Total current liabilities	7,073	8,458
Lease liabilities, operating - net of current	0	13
Total non-current liabilities	0	13
Total liabilities	$ 7,073	$ 8,471